Consolidated Statements of Financial Position - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Non-current assets
Property, plant and equipment, net		$ 5,817,609	$ 5,349,753
Intangible assets, net		1,012,524	1,092,579
Investments in non-consolidated companies		495,241	478,348
Other investments		7,195	3,380
Derivative financial instruments		818	0
Deferred tax assets		134,224	121,092
Receivables, net		649,447	677,299
Trade receivables, net		4,766	4,832
Non-current assets		8,121,824	7,727,283
Current assets
Receivables, net		309,750	362,173
Derivative financial instruments		770	2,304
Inventories, net		2,689,829	2,550,930
Trade receivables, net		1,128,470	1,006,598
Other investments		44,529	132,736
Cash and cash equivalents	[1]	250,541	337,779
Current assets other than non-current assets or disposal groups classified as held for sale or as held for distribution to owners		4,423,889	4,392,520
Non-current assets classified as held for sale		2,149	2,763
Current assets		4,426,038	4,395,283
Total Assets		12,547,862	12,122,566
EQUITY
Capital and reserves attributable to the owners of the parent		6,393,255	5,010,424
Non-controlling interest		1,091,321	842,347
Total Equity		7,484,576	5,852,771
Non-current liabilities
Provisions		643,950	768,517
Deferred tax liabilities		474,431	513,357
Other liabilities		414,541	373,046
Trade payables		935	2,259
Finance lease liabilities		65,798	69,005
Borrowings		1,637,101	1,716,337
Non-current liabilities		3,236,756	3,442,521
Current liabilities
Current income tax liabilities		150,276	52,940
Other liabilities		351,216	357,001
Trade payables		904,171	897,732
Derivative financial instruments		12,981	6,001
Finance lease liabilities		8,030	8,030
Borrowings		399,856	1,505,570
Current liabilities		1,826,530	2,827,274
Total Liabilities		5,063,286	6,269,795
Total Equity and Liabilities		$ 12,547,862	$ 12,122,566

[1]	It includes restricted cash of $2,216, $50 and $83 as of December 31, 2018, 2017 and 2016, respectively. In addition, the Company had other investments with a maturity of more than three months for $51,472, $135,864 and $150,851 as of December 31, 2018, 2017 and 2016, respectively.